Note 6 (Detail) - Warranty Reserve and General Liability Reserve (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Balance, beginning of period	$ 123,580	$ 118,767	$ 123,865	$ 125,268
Additions	6,882	9,663	23,964	22,508
Charges incurred	(8,346)	(9,359)	(25,713)	(28,705)
Balance, end of period	$ 122,116	$ 119,071	$ 122,116	$ 119,071